NOTES PAYABLE (Details Narrative) - USD ($)															12 Months Ended
	Nov. 06, 2023	Nov. 11, 2022	Oct. 31, 2022	Dec. 13, 2021	Dec. 07, 2021	Mar. 23, 2021	Feb. 16, 2021	Feb. 09, 2021	Nov. 20, 2020	Nov. 13, 2020	Nov. 06, 2020	Aug. 25, 2020	Aug. 24, 2020	Jun. 23, 2020	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 17, 2021
Short-Term Debt [Line Items]
Accounts and accrued expenses															$ 10,947,676	$ 8,026,784
Principal balance outstanding amount															$ 20,241,164	19,121,703
Warrants term															15 years
Holder [Member]
Short-Term Debt [Line Items]
Number of warrants to purchase										125,000,000
Warrant exercise price										$ 0.008
Stock issued during period, shares										2			2
Warrants term										5 years	5 years
Promissory Note [Member]
Short-Term Debt [Line Items]
Principal balance outstanding amount															$ 375,000	375,000
Description of default note															This note is in default and the interest rate from the date of default is the lesser of 24% or the highest amount permitted by law
Interest payable															$ 360,247	270,247
Promissory Note [Member] | Lender [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount						$ 11,110,000													$ 11,110,000
Net of unamortized discounts						1,000,000									0	708,333
Proceeds from notes payable						10,000,000
Principal balance outstanding amount															11,110,000	11,110,000
Debt instrument, interest rate, stated percentage			15.00%																12.00%
Number of warrants to purchase			250,000,000																250,000,000
Warrant exercise price			$ 0.0067																$ 0.13
Debt instrument, carrying amount															11,110,000	10,401,667
Lender costs						$ 110,000
Warrant expiry date			Oct. 31, 2025
Promissory Note [Member] | Lender [Member] | March 31 2023 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount		$ 3,020,000
Debt instrument, maturity date		Mar. 31, 2023
Net of unamortized discounts		$ 250,000																$ 250,000
Accounts and accrued expenses		260,000
Proceeds from notes payable		$ 2,510,000
Debt instrumental repaid principal															1,200,000	950,000	$ 250,000
Original issue discount, amortized																181,818
Principal balance outstanding amount															1,820,000	1,820,000
Promissory Note [Member] | Lender [Member] | December 7, 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount					$ 3,300,000
Debt instrument, maturity date					Dec. 07, 2022
Net of unamortized discounts					$ 300,000										0	212,500
Proceeds from notes payable				$ 3,000,000
Principal balance outstanding amount															3,300,000	3,300,000
Debt instrument, interest rate, stated percentage			15.00%		12.00%
Number of warrants to purchase			75,000,000		75,000,000
Warrant exercise price			$ 0.0067		$ 0.039
Value of warrants			$ 510,000
Interest expense															212,500	255,000
Debt instrument, carrying amount															3,300,000	3,087,500
Promissory Note [Member] | Lender [Member] | March 17 2022 [Member]
Short-Term Debt [Line Items]
Value of warrants																1,700,000
Interest expense															708,333	850,000
Promissory Note [Member] | Lender [Member] | February 9 2021 [Member]
Short-Term Debt [Line Items]
Value of warrants			$ 340,000
Interest expense															141,667	170,000
Promissory Note [Member] | Holder [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount										$ 1,000,000	$ 389,423		$ 750,000	$ 210,000
Debt instrument, maturity date										Nov. 13, 2021			Aug. 24, 2021
Net of unamortized discounts															48,259	105,220
Proceeds from notes payable									$ 890,000			$ 663,000
Principal balance outstanding amount											$ 120,000				389,423	389,423
Debt instrument, interest rate, stated percentage	15.00%									12.00%	12.00%		12.00%
Number of warrants to purchase	60,000,000										60,000,000		122,950,819
Warrant exercise price	$ 0.0019										$ 0.0075		$ 0.0061
Value of warrants	$ 113,921
Interest expense															56,961	8,701
Debt instrument, carrying amount															$ 341,164	284,203
Debt instrument, description										Principal payments shall be made in six instalments of $166,667 commencing 180 days from the issue date and continuing each 30 days thereafter for 5 months and the final payment of principal and interest due on the maturity date			Principal payments shall be made in six instalments of $125,000 commencing 180 days from the Issue Date and continuing each 30 days thereafter for 5 months and the final payment of principal and interest due on the Maturity Date
Legal fees									$ 110,000			$ 87,000
Description of default note															This note is in default and the interest rate from the date of default is the lesser of 24% or the highest amount permitted by law
Interest payable															$ 855,452	615,452
Accrued and unpaid interest											$ 8,716			$ 15,707
Promissory Note One [Member] | Lender [Member]
Short-Term Debt [Line Items]
Debt instrument, face amount							$ 2,200,000	$ 2,200,000
Debt instrument, maturity date								Feb. 09, 2022
Net of unamortized discounts							200,000
Proceeds from notes payable							$ 2,000,000
Debt instrument, interest rate, stated percentage								12.00%
Number of warrants to purchase								50,000,000
Warrant exercise price								$ 0.15
Promissory Note One [Member] | Holder [Member]
Short-Term Debt [Line Items]
Principal balance outstanding amount															1,000,000	1,000,000
Promissory Note Two [Member] | Lender [Member]
Short-Term Debt [Line Items]
Net of unamortized discounts															0	141,667
Principal balance outstanding amount															2,200,000	2,200,000
Debt instrument, interest rate, stated percentage			15.00%
Number of warrants to purchase			50,000,000
Warrant exercise price			$ 0.0067
Debt instrument, carrying amount															$ 2,200,000	$ 2,058,333
Warrant expiry date			Oct. 31, 2025